RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS , Target Allocations (Details)	Oct. 31, 2024
Foreign Plan | Pension Plan | Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	0.00%
Foreign Plan | Pension Plan | Minimum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	38.00%
Foreign Plan | Pension Plan | Minimum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	0.00%
Foreign Plan | Pension Plan | Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	60.00%
Foreign Plan | Pension Plan | Maximum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	100.00%
Foreign Plan | Pension Plan | Maximum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	25.00%
UNITED STATES | Deferred Profit Sharing | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	60.00%
UNITED STATES | Deferred Profit Sharing | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	40.00%
UNITED STATES | Pension Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	50.00%
UNITED STATES | Pension Plan | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	50.00%
UNITED STATES | Pension Plan | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Us Portfolio Equity Securities Percentage Of Alternative Investments	1.00%
UNITED STATES | Other Postretirement Benefits Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	50.00%
UNITED STATES | Other Postretirement Benefits Plan | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target Allocation Percentage of Plan Assets	50.00%
UNITED STATES | Other Postretirement Benefits Plan | Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Us Portfolio Equity Securities Percentage Of Alternative Investments	1.00%